UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22891

Little Harbor MultiStrategy Composite Fund

(Exact name of registrant as specified in charter)

Little Harbor MultiStrategy Composite Fund
30 Doaks Lane
Marblehead, Massachusetts, 01945

(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (781)639-3000

Randall Carrigan, Esq.
Managing Principal, Chief Legal and Compliance Officer
Little Harbor Advisors, LLC
30 Doaks Lane
Marblehead, Massachusetts, 01945

(Name and address of agent for service)

COPY TO:
John Hunt, Esq.
Sullivan & Worcester, LLP
One Post Office Square
Boston, Massachusetts 02109

Date of fiscal year end: March 31

Date of reporting period: July 1, 2015 - June 30, 2016

PROXY VOTING RECORD

There are no voting records to report for the period July 1, 2015 – June 30, 2016.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly  caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Little Harbor Multistrategy Composite Fund

By (Signature and Title)*	/s/ Mark C. Moses Grader
Mark C. Moses Grader, Principal Executive Officer

Date	August 25, 2016